(1) OPERATIONS (Details 1)	12 Months Ended
Dec. 31, 2019 GW shares
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct 100%
Location (state)	S?o Paulo and Goi?s
Number of plants / type of energy	3 Hydropower plants	[1]
Total installed power (MW) | GW	1,295
CPFL share installed power (MW) | shares	678
CERAN - Companhia Energetica Rio das Antas ("CERAN") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Equity interest	Indirect 65%
Location (state)	Rio Grande do Sul
Number of plants / type of energy	3 Hydropower plants
Total installed power (MW) | GW	360
CPFL share installed power (MW) | shares	234
Foz do Chapeco Energia S.A. ("Foz do Chapeco") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Equity interest	Indirect 51%	[2]
Location (state)	Santa Catarina and Rio Grande do Sul
Number of plants / type of energy	1 Hydropower plant
Total installed power (MW) | GW	855
CPFL share installed power (MW) | shares	436
Campos Novos Energia S.A. ("ENERCAN") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Equity interest	Indirect 48.72%
Location (state)	Santa Catarina
Number of plants / type of energy	1 Hydropower plant
Total installed power (MW) | GW	880
CPFL share installed power (MW) | shares	429
BAESA - Energetica Barra Grande S.A. [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Equity interest	Indirect 25.01%
Location (state)	Santa Catarina and Rio Grande do Sul
Number of plants / type of energy	1 Hydropower plant
Total installed power (MW) | GW	690
CPFL share installed power (MW) | shares	173
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Equity interest	Indirect 53.34%
Location (state)	Para?ba
Number of plants / type of energy	2 Thermal plants
Total installed power (MW) | GW	342
CPFL share installed power (MW) | shares	182
Paulista Lajeado Energia S.A. ("Paulista Lajeado") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Equity interest	Indirect 59.93%	[3]
Location (state)	Tocantins
Number of plants / type of energy	1 Hydropower plant
Total installed power (MW) | GW	903
CPFL share installed power (MW) | shares	38
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct and Indirect 99.94%
CPFL Centrais Geradoras Ltda. ("CPFL Centrais Geradoras") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company
Equity interest	Direct 100%
Location (state)	S?o Paulo and Minas Gerais
Number of plants / type of energy	6 small hydropower plants
Total installed power (MW) | GW	4
CPFL share installed power (MW) | shares	4
CPFL Transmissao de Energia Piracicaba Ltda. ("CPFL Piracicaba") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[4]
Equity interest	Indirect 100%
Location (state)	São Paulo
CPFL Transmissao de Energia Morro Agudo Ltda. ("CPFL Morro Agudo") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[4]
Equity interest	Indirect 100%
Location (state)	São Paulo
CPFL Transmissao de Energia Maracanau Ltda. ("CPFL Maracanau") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[4],[5]
Equity interest	Indirect 100%	[5]
Location (state)	Ceará	[5]
CPFL Transmissao de Energia Sul I Ltda. ("CPFL Sul I") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[4],[5]
Equity interest	Indirect 100%	[5]
Location (state)	Santa Catarina	[5]
CPFL Transmissao de Energia Sul II Ltda. ("CPFL Sul II") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[4],[5]
Equity interest	Indirect 100%	[5]
Location (state)	Rio Grande do Sul	[5]

[1]	CPFL Geracao has 51.54% of assured energy and power of the Serra da Mesa hydropower plant, whose concession is controlled by Furnas.
[2]	The joint venture Chapecoense has as its direct subsidiary Foz do Chapeco and fully consolidates its financial statements.
[3]	Paulista Lajeado has a 7% share in the installed power of Investco S.A. (5.94% interest in total capital).
[4]	Subsidiaries that were transformed from corporations to limited liability companies, as decided in shareholders meetings held in January 2020.
[5]	Created in March 2019, whose objective is the exploration of electric power transmission concessions, including the construction, operation and maintenance of basic network transmission facilities.